CAPITAL STOCK - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) share	Dec. 31, 2018 CAD ($) share
Capital Stock [Abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | share	7,627,500	4,825,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $	$ 1.99	$ 1.24
Number of share options granted in share-based payment arrangement | share	1,976,250	3,487,500
Weighted average exercise price of share options granted in share-based payment arrangement | $	$ 7.94	$ 2.66
Number of share options exercised in share-based payment arrangement | share	(795,000)	(685,000)
Weighted average exercise price of share options exercised in share-based payment arrangement | $	$ 1.33	$ 0.16
Number of share options forfeited in share-based payment arrangement | share	(50,000)	0
Weighted average exercise price of share options forfeited in share-based payment arrangement | $	$ 3.24	$ 0
Number of share options outstanding in share-based payment arrangement at end of period | share	8,758,750	7,627,500
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $	$ 3.38	$ 1.99